Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Schedule of the revenue information of the Group

	Year Ended December 31,
	2017	2018	2019
	$	$	$
E-commerce	234,835,770	320,271,080	547,184,192
Online advertising	113,235,010	138,371,646	143,778,573
Listing	14,461,253	3,387,930	1,642,190
	362,532,033	462,030,656	692,604,955